Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Schedule of tax rates of subsidiaries incorporated outside of Israel

Country	Tax rate	Note
Brazil	34%
Germany	29%
United States	26%	(1)
Netherlands	25.8%
Spain	25%
China	25%
United Kingdom	25%	(2)

(1)	The tax rate is an estimated average and includes federal and states tax. Different rate may apply in each specific year, as a result of different allocation of income between the different states.

(2)	The tax rate in the UK was increased from 19% to 25% since April 1, 2023.

(3)
In accordance with the legislation of BEPS Pillar 2 which entered into effect in 2024, there are several territories in which the Company operates, where the local tax rate may require a supplement to a minimum taxation of 15%. Based on the Company estimation, no material impact is expected on its results from the above legislation.

Schedule of reconciliation of changes in deferred tax liability (asset)
In respect of financial position				In respect of carry forward tax losses	Total
Depreciable property, plant and equipment and intangible assets	Inventories	Provisions for employee benefits	Other
$ millions

Balance as of January 1, 2023	(547)	72	64	19	119	(273)
Changes in 2023:
Amounts recorded in the statement of income	(46)	(22)	(5)	(4)	19	(58)
Amounts recorded to a capital reserve	-	-	(8)	(4)	-	(12)
Translation differences	(3)	-	1	4	4	6
Balance as of December 31, 2023	(596)	50	52	15	142	(337)
Changes in 2024:
Amounts recorded in the statement of income	(36)	(7)	4	33	23	17
Amounts recorded to a capital reserve	-	-	(8)	-	-	(8)
Translation differences	9	(1)	(1)	(7)	(10)	(10)
Balance as of December 31, 2024	(623)	42	47	41	155	(338)

Schedule of deferred taxes denominated by currencies
As of December 31
2024	2023
$ millions	$ millions

Israeli Shekels	(432)	(420)
Euro	51	38
Brazilian Real	15	24
British Pound	11	11
U.S Dollar	9	1
Other	8	9
	(338)	(337)

Schedule of composition of the taxes on income
For the year ended December 31
2024	2023	2022
$ millions	$ millions	$ millions

Current taxes	184	251	869
Deferred taxes	(20)	47	45
Taxes in respect of prior years	8	(11)	271
	172	287	1,185

Schedule of effective income tax rate reconciliation

For the year ended December 31
2024	2023	2022
$ millions	$ millions	$ millions

Income before taxes on income, as reported in the statements of income	636	974	3,404
Statutory tax rate (in Israel)	23%	23%	23%
Theoretical tax expense	146	224	783
Add (less) – the tax effect of:
Surplus Profit Levy tax	3	62	265
Reduced tax due to tax benefits	(12)	(17)	(95)
Differences deriving from additional deduction and different tax rates applicable to foreign subsidiaries	(19)	(32)	1
Tax on dividend	6	4	5
Deductible temporary differences and their reversal (including carryforward losses) for which deferred taxes assets were not recorded and non–deductible expenses	29	52	(29)
Taxes in respect of prior years*	8	(11)	271
Differences in measurement basis	3	2	(21)
Other differences	8	3	5
Taxes on income included in the income statements	172	287	1,185

 * For 2022, included the settlement agreement related to surplus profit levy, as described above.

Schedule of taxes on income relating to items recorded in equity
For the year ended December 31
2024	2023	2022
$ millions	$ millions	$ millions

Tax recorded in other comprehensive income
Actuarial gains from defined benefit plan	(8)	(8)	(12)
Change in fair value of hedging derivatives	(2)	(4)	4
Taxes in respect of exchange rate differences on equity loan to a subsidiary included in translation adjustment	27	(9)	(11)
Total	17	(21)	(19)